U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1   Name and Address of Issuer:
    Principal Mutual Life Insurance Company Variable Life Separate Account The Principal Financial Group
    Des Moines, IA  50392-0200

2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
    X

3   Investment Company Act File Number:                     811-05118
    Securities Act File Number:                     33-13481, 333-00101

4a  Last day of fiscal year for which this notice if filed: December 31, 1997

4b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
           N/A
    Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c Check box if this is the last time the issuer will be filing this Form.
           N/A

5 Calculation of registration fee:

    (i)     Aggregate sale price of securities sold during the              33-13481               $18,152,621
            fiscal year in reliance on rule 24f-2:                         333-00101                36,084,215
                                                                                                    54,236,836
    (ii)    Aggregate price of shares redeemed or     33-13481            20,087,086
            repurchased during the fiscal year:       333-00101           10,806,683
                                                                          30,893,769
    (iii)   Aggregate price of shares redeemed or repurchased during
            any prior fiscal year ending no earlier than October 11,
            1995   that   were  not   previously   used  to   reduce
            registration fees payable to the Commission:                           0

    (iv)    Total available redemption credits
            [Add items 5(ii) and 5(iii)]:                                                           30,893,769


    (v) Net Sales - If Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                                   23,343,067


    (vi)    Redemption credits available for use in future years
            -- if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]" N/A


    (vii)   Multiplier for determining registration fee (See
            Instruction c.9):                                                                        0.000295

    (viii) Registration fee due [Multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                                                    6,886.20

6   Prepaid Shares
    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
    Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ______.
    If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ____________.

7   Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
    (see Instruction D):
                                                                                                    +       0

8   Total of the amount of the  registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                     6,886.20

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         03/20/98

    Method of Delivery:

    X       Wire Transfer
    N/A     Mail or other means

    THE 24F-2 FEE IS PAID BY 33-13481.

                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



Principal Mutual Life Insurance Company Variable Life Separate Account



By   /s/ Joyce Hoffman
   -----------------------------------------------
        Joyce Hoffman
        Vice President and Corporate Secretary


Date:   20th day of March, 1998